EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS/(LOSS) PER SHARE [Abstract]
EARNINGS/(LOSS) PER SHARE
18.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	881,873,227	273,342,819	(1,542,422,068)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-
Allocation to preferred shareholders	(15,156,606)	-	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	835,803,645	273,342,819	(1,542,422,068)
Dilutive effect of Preferred Shares	46,069,582	-	-
Dilutive effect of convertible senior notes interest	-	19,855,810	-
Dilutive effect of exchange gain on convertible senior notes	-	(21,567,522)	-
Dilutive effect of change in fair value of convertible senior notes	-	(398,030,217)	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted	881,873,227	(126,399,110)	(1,542,422,068)

Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	74,896,543	93,966,535	88,752,706
Dilutive effect of share options	1,131,653	1,367,900	-
Dilutive effect of preferred shares	4,719,884	-	-
Dilutive effect of convertible senior notes	-	7,352,536	-
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	80,748,080	102,686,971	88,752,706

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	11.16	2.91	(17.38)
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	10.92	(1.23)	(17.38)

As of December 31, 2010, there were no anti-dilutive securities.

As of December 31, 2011 and 2012, the Company's average stock price for the period was below the strike price of the call options; therefore the call options were not included in the computation of diluted EPS because of their anti-dilutive effect.

As of December 31, 2012, the Company was in the loss situation, therefore the convertible bonds and share options were not included in the computation of diluted EPS because of its anti-dilutive effect.